Advances to suppliers net	12 Months Ended
Sep. 30, 2023
Advances to suppliers net
Advances to suppliers, net

Note 5 – Advances to suppliers, net

Advances to suppliers represent prepayments made to ensure continuous high-quality supply and favorable purchase prices. Advances to suppliers consisted of the following:

	September 30,	September 30,
	2023	2022

Advances for raw materials purchase	$39,098,283	$18,524,038
Less: allowance for doubtful accounts	(54,217)	(261,518)
Advances to suppliers, net	$39,044,834	$18,262,520

The movement of allowance for doubtful accounts was as follows:

	September 30,	September 30,
	2023	2022

Balance at beginning of year	$261,518	$148,617
Addition to allowance for doubtful accounts	-	136,966
Recovery in allowance for doubtful accounts	(207,668)	-
Translation adjustments	367	(24,065)
Balance at end of year	$54,217	$261,518